Note 4 - Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding (in shares)	1,632,662	1,894,077	1,894,077
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 10.78	$ 19.76	$ 19.76
Weighted- average remaining contractual life (Year)	6 years 146 days		5 years 36 days	4 years 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	800,000	0	488,640
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.43		$ 1.13
Options Outstanding (in shares)	2,432,662		1,632,662	1,894,077
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 7.37		$ 10.78	$ 19.76
Aggregate intrinsic value	$ 19,040			$ 108,000
Options Exercisable (in shares)	1,795,786		1,166,127
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 9.78		$ 14.59
Options Exercisable, Weighted Average Remaining Contractual Life (Year)	5 years 109 days		4 years 146 days
Options Exercisable, Aggregate Intrinsic Value	$ 5,712